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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  SCHEDULE 13F

     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
   SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year of Quarter Ended December 31, 1999.
                                                      -----------    --

--------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here:  [_]

Bay Harbour Management, L.C.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

777 South Harbour Island Blvd. Suite 270          Tampa       FL       33602
--------------------------------------------------------------------------------
Business Address      (Street)                    (City)    (State)    (Zip)

(813) 272-1992          John D. Stout          Managing Director
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

---------------------------------- ATTENTION -----------------------------------
           Intentional misstatements or omission of facts constitute
                         Federal Criminal Violations.
                  See 18 U.S.C. 1001 and 15 U.S.C. 78ff (a).
--------------------------------------------------------------------------------

        The institutional investment manager submitting this Form and its attachments and the person by whom it signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

        Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Tampa and State of Florida on the 31st day of
                             -------              ---------        ------
January, 2000.
-------

                                              Bay Harbour Management, L.C.
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)

                                                   /s/ John D. Stout
                                      ------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                                to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                   13F File No.    Name:                   13F File No.:
--------------------  ----------------  --------------------  -----------------
1.                                      6.
--------------------  ----------------  --------------------  -----------------
2.                                      7.
--------------------  ----------------  --------------------  -----------------
3.                                      8.
--------------------  ----------------  --------------------  -----------------
4.                                      9.
--------------------  ----------------  --------------------  -----------------
5.                                      10.
--------------------  ----------------  --------------------  -----------------

                                                              ------------------
                                   FORM 13F                   | (SEC USE ONLY) |
                                                              |                |
                                                              |                |
                                                              ------------------

Page 1 of 2
               Name of Reporting Manager  Bay Harbour Management
                                         ------------------------

----------------------------------------------------------------------------------------------------------------
Item 1:                 Item 2:   Item 3:    Item 4:      Item 5:          Item 6:                      Item 7:
Name of Issuer          Title of  CUSIP      Fair Market  Shares of        Investment Discretion        Managers
                        Class     Number     Value        Principal  ---------------------------------  See
                                                          Amount     (a) Sole (b) Shared-  (c) Shared-  Instr. V
                                                                              As Defined   Other
                                                                              in Instr. V.
----------------------------------------------------------------------------------------------------------------
AAON, INC.              Common    000360206  15,741,919   1,095,090       X

----------------------------------------------------------------------------------------------------------------
AMERICAN                Common    024490104     123,431   2,468,625       X
BANKNOTE CORP.
----------------------------------------------------------------------------------------------------------------
AMERICAN                Series B  024490203     117,818   2,356,355       X
BANKNOTE CORP.          PFD
----------------------------------------------------------------------------------------------------------------
AMERICAN                Warrant   024490112           0         375       X
BANKNOTE CORP.
----------------------------------------------------------------------------------------------------------------
ARCH                    Common    039381504  29,046,794   4,405,201       X
COMMUNICATIONS
----------------------------------------------------------------------------------------------------------------
BUCKHEAD AMERICA        Common    11835A105   3,067,424     551,447       X
CORPORATION
----------------------------------------------------------------------------------------------------------------
BUCKHEAD AMERICA        8% CV                 5,000,000   5,000,000       X
CORPORATION             Bond
----------------------------------------------------------------------------------------------------------------
EMCOR GROUP, INC.       Common    29084Q100  24,633,686   1,349,791       X

----------------------------------------------------------------------------------------------------------------
EMCOR GROUP, INC.       5.75% CV  29084QAC4     900,000   1,000,000       X
                        Bond
----------------------------------------------------------------------------------------------------------------
GENEVA STEEL            14% PFD   372252403      29,300      29,300       X
COMPANY
----------------------------------------------------------------------------------------------------------------
HAWAIIAN AIRLINES,      Common    419849104   4,033,399   1,898,070       X
INC.
----------------------------------------------------------------------------------------------------------------

COLUMN TOTALS                                82,693,771
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------
Item 1:                 Item 8:
Name of Issuer          Voting Authority (Shares)
                        ----------------------------
                        (a) Sole (b) Shared (c) None
----------------------------------------------------
AAON, INC.                  X

----------------------------------------------------
AMERICAN                    X
BANKNOTE CORP.
----------------------------------------------------
AMERICAN                    X
BANKNOTE CORP.
----------------------------------------------------
AMERICAN                    X
BANKNOTE CORP.
----------------------------------------------------
ARCH                        X
COMMUNICATIONS
----------------------------------------------------
BUCKHEAD AMERICA            X
CORPORATION
----------------------------------------------------
BUCKHEAD AMERICA            X
CORPORATION
----------------------------------------------------
EMCOR GROUP, INC.           X

----------------------------------------------------
EMCOR GROUP, INC.           X

----------------------------------------------------
GENEVA STEEL                X
COMPANY
----------------------------------------------------
HAWAIIAN AIRLINES,          X
INC.
----------------------------------------------------

COLUMN TOTALS
----------------------------------------------------

                                                              ------------------
                                   FORM 13F                   | (SEC USE ONLY) |
                                                              |                |
                                                              |                |
                                                              ------------------

Page 1 of 2
               Name of Reporting Manager  Bay Harbour Management
                                         ------------------------

----------------------------------------------------------------------------------------------------------------
Item 1:                 Item 2:   Item 3:    Item 4:      Item 5:          Item 6:                      Item 7:
Name of Issuer          Title of  CUSIP      Fair Market  Shares of        Investment Discretion        Managers
                        Class     Number     Value        Principal  ---------------------------------  See
                                                          Amount     (a) Sole (b) Shared-  (c) Shared-  Instr V.
                                                                              As Defined   Other
                                                                              in Instr. V.
----------------------------------------------------------------------------------------------------------------
KASPER A.S.L., LTD.     Common    485808109    2,134,499    975,771       X

----------------------------------------------------------------------------------------------------------------
PEOPLE'S CHOICE TV      Warrant   710847112            0      9,953       X
CORP.
----------------------------------------------------------------------------------------------------------------
THOUSAND TRAILS,        Common    885502104      446,850     89,370       X
INC.
----------------------------------------------------------------------------------------------------------------
TOPS APPLIANCE CITY     Common    890910102    3,810,382  7,620,764       X
INC.
----------------------------------------------------------------------------------------------------------------
TOPS APPLIANCE CITY     Pfd                    2,250,000  4,500,000       X
INC.
----------------------------------------------------------------------------------------------------------------
TRUMP HOTELS &          Common    898168109    4,700,025  1,392,600       X
CASINO RESORTS, INC.
----------------------------------------------------------------------------------------------------------------
VION PHARMACEUTICALS    Common    927624106      306,250     50,000       X
INC.
----------------------------------------------------------------------------------------------------------------
WALTER INDUSTRIES       Common    93317Q105   21,103,524  1,951,771       X
INC.
----------------------------------------------------------------------------------------------------------------
WIRELESS ONE INC.       Warrants  97652H125            0      1,000       X

----------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                 34,751,530

----------------------------------------------------------------------------------------------------------------

AGGREGATE TOTALS                             117,445,301
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------
Item 1:                 Item 8:
Name of Issuer          Voting Authority (Shares)
                        ----------------------------
                        (a) Sole (b) Shared (c) None
----------------------------------------------------
KASPER A.S.L., LTD.         X

----------------------------------------------------
PEOPLE'S CHOICE TV          X
CORP.
----------------------------------------------------
THOUSAND TRAILS,            X
INC.
----------------------------------------------------
TOPS APPLIANCE CITY         X
INC.
----------------------------------------------------
TOPS APPLIANCE CITY         X
INC.
----------------------------------------------------
TRUMP HOTELS &              X
CASINO RESORTS, INC.
----------------------------------------------------
VION PHARMACEUTICALS        X
INC.
----------------------------------------------------
WALTER INDUSTRIES           X
INC.
----------------------------------------------------
WIRELESS ONE INC.           X

----------------------------------------------------
COLUMN TOTALS

----------------------------------------------------

AGGREGATE TOTALS
----------------------------------------------------